Investment Strategy - WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	Apr. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The model is a proprietary model designed by WisdomTree Asset Management, Inc., the Fund’s investment adviser (“WisdomTree Asset Management” or the “Adviser”), that produces targeted allocation exposures to issuers engaged in strategic metals and rare earth mining activities, which the Fund then implements. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio composed of (i) a basket of commodity metals futures contracts from an eligible exchange, including but not limited to the Chicago Mercantile Exchange (“CME”) or the London Metals Exchange (“LME”) (collectively, the “Commodity Components”) and (ii) a basket of equity securities issued by global companies primarily involved in strategic metals and rare earths mining activities (collectively, the “Equity Components”). The Fund uses commodity metals futures contracts to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market using fewer assets. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including equity securities, such as the common stocks or preferred stocks of an issuer, and futures contracts, that provide exposure to strategic metals and/or rare earth mining activities.

To be eligible for investment as an Equity Component, a company must be involved in a mining business in certain strategic metals and rare earth elements categories (the “Categories”) listed in the following sentence and derive at least 10% of its revenue from such business. Currently, the Categories include, but are not limited to: Aluminum, Cobalt, Copper, Lead, Lithium, Nickel, Platinum, Silver, Tin, Zinc, and Rare Earth Elements. Each Category corresponds to a metal that is central to modern strategic and high-technology supply chains. These metals are critical inputs for applications such as defense systems, artificial-intelligence and data-center infrastructure, semiconductor manufacturing, aerospace, and advanced industrial technologies.

In addition, a company must (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hungary, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom, and the United States; (ii) have a minimum market capitalization of at least $250 million; and (iii) have a median daily dollar volume greater than $1,000,000 in the last three months preceding the model screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

A company’s engagement in strategic metals and rare earths mining businesses is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications. In determining whether a company is involved in strategic metals and rare earths mining businesses and the extent of such involvement, the Adviser expects to rely on publicly available information and analyses of such information performed by third-party data providers.

The Fund seeks to invest in a minimum of 20 Equity Components. To satisfy this minimum, the Adviser may determine to invest in companies with lesser revenue exposure or market capitalization and volume than the criteria mentioned above.

The Fund’s Commodity Components will consist of listed commodity metals futures contracts, including but not limited to, CME or LME listed Aluminum, Cobalt, Copper, Lead, Lithium, Nickel, Platinum, Silver, Tin, and Zinc futures contracts.

Under normal circumstances, the Fund will have approximately equal exposure to Equity Components and Commodity Components. The Fund generally invests approximately 90% of its net assets in Equity Components, while the Fund typically invests in Commodity Components representing a notional exposure of approximately 90% of the Fund’s net assets. Fund invests in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in Commodity Components. The Fund will not invest directly in physical commodities.

The Fund’s portfolio will be rebalanced quarterly to the target allocation exposures. As a result, between quarterly rebalances, the Fund’s exposure to Equity Components and Commodity Components may vary from the targeted exposures, and the Fund’s Equity Components may vary from the targeted market-capitalization weighting. To the extent the Fund’s exposure deviates from the targeted exposure by greater than 10%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target exposures. Between rebalances, the Fund’s portfolio may temporarily include Equity Components that no longer meet the model’s investment criteria.

The Fund seeks to gain exposure to the Commodity Components, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to the investment returns of the relevant metals markets while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Materials Sector.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in securities in the Metals and Mining Industry.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States, Canada, and South Africa are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments, including equity securities, such as the common stocks or preferred stocks of an issuer, and futures contracts, that provide exposure to strategic metals and/or rare earth mining activities.While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Materials Sector.The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in securities in the Metals and Mining Industry.Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States, Canada, and South Africa are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).